UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Bislett Management, LLC

Address:   200 Sheridan Avenue
           Suite 408
           Palo Alto, CA 94036


Form 13F File Number: 28-12659


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James D. Harris
Title:  Manager
Phone:  (650) 322-7600

Signature,  Place,  and  Date  of  Signing:

/s/ James D. Harris                Palo Alto, CA                      8/6/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              27

Form 13F Information Table Value Total:  $      125,217
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
ALLEGHANY CORP DEL                    COM            017175100     3398    10000 SH       SOLE       0         10000      0    0
BERKSHIRE HATHAWAY INC DEL CL A FRMLY CL A           084670108     4373       35 SH       SOLE       0            35      0    0
BERKSHIRE HATHAWAY INC DEL CL B NEW   CL B NEW       084670702      917    11000 SH       SOLE       0         11000      0    0
CNA FINL CORP                         COM            126117100     5544   200000 SH       SOLE       0        200000      0    0
COCA COLA CO                          COM            191216100     6255    80000 SH       SOLE       0         80000      0    0
COMPASS MINERALS INTL INC             COM            20451N101    11213   147000 SH       SOLE       0        147000      0    0
DEUTSCHE BK AG LONDON BRH PS CRD OIL  PS CRD OIL ETN 25154K809     2626    50000 SH       SOLE       0         50000      0    0
DEVON ENERGY CORP NEW                 COM            25179M103     8409   145000 SH       SOLE       0        145000      0    0
EOG RESOURCES INC                     COM            26875P101     2253    25000 SH       SOLE       0         25000      0    0
EXXON MOBIL CORP                      COM            30231G102     4268    49882 SH       SOLE       0         49882      0    0
GREAT LAKES DREDGE & DOCK CORP NEW    COM            390607109     1070   150300 SH       SOLE       0        150300      0    0
HCC INS HLDGS INC                     COM            404132102     3925   125000 SH       SOLE       0        125000      0    0
LOEWS CORP                            COM            540424108     6018   147100 SH       SOLE       0        147100      0    0
MCDONALDS CORP                        COM            580135101     2921    33000 SH       SOLE       0         33000      0    0
MOBILE MINI INC                       COM            60740F105     3439   238808 SH       SOLE       0        238808      0    0
MOSAIC CO NEW COM                     COM            61945C103     7393   135000 SH       SOLE       0        135000      0    0
NESTLE SA                             SPONSORED ADR  641069406     2987    50000 SH       SOLE       0         50000      0    0
PEPSICO INC                           COM            713448108    10246   145000 SH       SOLE       0        145000      0    0
PIONEER NATURAL RESOURCES CO          COM            723787107     6616    75000 SH       SOLE       0         75000      0    0
POTASH CORP OF SASKATCHEWAN           COM            73755L107     8825   202000 SH       SOLE       0        202000      0    0
PROGRESSIVE CORP OHIO                 COM            743315103     1250    60000 SH       SOLE       0         60000      0    0
RANGE RESOURCES CORP                  COM            75281A109     3403    55000 SH       SOLE       0         55000      0    0
SCRIPPS NETWORKS INTERACTIVE INC      CL A COM       811065101     1137    20000 SH       SOLE       0         20000      0    0
SPROTT RESOURCES CORPORATION          COM            85207D103      747   190500 SH       SOLE       0        190500      0    0
ULTRA PETROLEUM CORP COM NPV          COM            903914109     2768   120000 SH       SOLE       0        120000      0    0
VISTAPRINT N V                        SHS            N93540107     3553   110000 SH       SOLE       0        110000      0    0
YUM! BRANDS INC                       COM            988498101     9663   150000 SH       SOLE       0        150000      0    0


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